Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Interest, percentage	4.20%	4.70%
Net loss	$ (31,247)	$ (29,266)
Paramount [Member]
Investments [Line Items]
Common shares received (in Shares)		151,855
Net loss	300	$ 200
Carrying value of investment	$ 900	$ 1,200